Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 14, 2011
Registrant Name	dei_EntityRegistrantName	SBL FUND
Central Index Key	dei_EntityCentralIndexKey	0000217087
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 14, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

SERIES X (Prospectus Summary): | SERIES X
Series X (Small Cap Growth Series)
SBL Fund One Security Benefit Place Topeka, Kansas 66636-0001 Supplement Dated July 14, 2011 to the Prospectus Dated May 1, 2011
The Highest Quarter Return in the Performance Information section of the Summary for Series X is removed and replaced with the following:
Highest Quarter Return ��1Q 2000 29.18% Please Retain This Supplement For Future Reference

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011
SERIES X (Prospectus Summary): | SERIES X
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Series X (Small Cap Growth Series)
Supplement Text	ck0000217087_SupplementTextBlock	SBL Fund One Security Benefit Place Topeka, Kansas 66636-0001 Supplement Dated July 14, 2011 to the Prospectus Dated May 1, 2011
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Highest Quarter Return in the Performance Information section of the Summary for Series X is removed and replaced with the following:
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest Quarter Return ��1Q 2000 29.18% Please Retain This Supplement For Future Reference
SERIES X | A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2000
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.18%

SERIES J (Prospectus Summary): | SERIES J
Series J (Mid Cap Growth Series)
SBL Fund One Security Benefit Place Topeka, Kansas 66636-0001 Supplement Dated July 14, 2011 to the Prospectus Dated May 1, 2011
The Lowest Quarter Return in the Performance Information section of the Summary for Series J is removed and replaced with the following:
Lowest Quarter Return ��4Q 2008 -28.87% Please Retain This Supplement For Future Reference

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011
SERIES J (Prospectus Summary): | SERIES J
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Series J (Mid Cap Growth Series)
Supplement Text	ck0000217087_SupplementTextBlock	SBL Fund One Security Benefit Place Topeka, Kansas 66636-0001 Supplement Dated July 14, 2011 to the Prospectus Dated May 1, 2011
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Lowest Quarter Return in the Performance Information section of the Summary for Series J is removed and replaced with the following:
Bar Chart, Closing	rr_BarChartClosingTextBlock	Lowest Quarter Return ��4Q 2008 -28.87% Please Retain This Supplement For Future Reference
SERIES J | A
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.87%)